UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leora R. Weiner, Esq.
Title:  Chief Compliance Officer/Corporate Counsel
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
      Leora R. Weiner        Beverly Hills, CA             August 19, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          30

Form 13F Information Table Value Total:   $14504964
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103   930824 14395669 SH       Sole                 13080969    22900  1291800
                                                             26940   416637 SH       Other                  376964    21773    17900
American Express Company       COM              025816109  1069144 20085367 SH       Sole                 18402167    29500  1653700
                                                             71749  1347900 SH       Other                  974800   340100    33000
Bear Stearns Companies, Inc.   COM              073902108     3404    32753 SH       Other                   32753
CVS Corporation                COM              126650100      442    15200 SH       Sole                    15200
El Paso Corporation            COM              28336L109   576513 50044568 SH       Sole                 46130968    68700  3844900
                                                             32553  2825800 SH       Other                 2201300   548300    76200
Electronic Data Systems Corpor COM              285661104   800322 41575166 SH       Sole                 38581666    50600  2942900
                                                             49001  2545500 SH       Other                 1926300   553700    65500
Equity Office Properties Trust COM              294741103      185     5600 SH       Sole                     5600
                                                               579    17500 SH       Other                   17500
Fannie Mae                     COM              313586109   703618 12048261 SH       Sole                 11107761    14900   925600
                                                             36944   632600 SH       Other                  518600    96800    17200
Freddie Mac                    COM              313400301  1507573 23111654 SH       Sole                 21461254    27600  1622800
                                                            101928  1562600 SH       Other                 1137600   384600    40400
HCA Inc.                       COM              404119109   408475  7207950 SH       Sole                  6592950    10700   604300
                                                             28732   507000 SH       Other                  410800    85600    10600
Johnson & Johnson              COM              478160104   250913  3860200 SH       Sole                  3594600     2800   262800
                                                             15308   235500 SH       Other                  177800    51700     6000
Kraft Foods Inc. Class A       COM              50075n104   404700 12722430 SH       Sole                 11652330    19700  1050400
                                                             23807   748400 SH       Other                  577200   152700    18500
Lockheed Martin Corporation    COM              539830109      876    13500 SH       Other                   13500
Manpower Inc.                  COM              56418H100     2248    56500 SH       Other                   56500
Marsh & McLennan Companies Inc COM              571748102  1030049 37185900 SH       Sole                 34113400    53200  3019300
                                                             69666  2515000 SH       Other                 1900100   550800    64100
Merrill Lynch & Co., Inc.      COM              590188108   483922  8796980 SH       Sole                  7987980    11000   798000
                                                             24193   439800 SH       Other                  332500    96300    11000
Old Republic International Cor COM              680223104   168056  6645155 SH       Sole                  6198186     8500   438469
                                                             13700   541708 SH       Other                  386225   142613    12870
PepsiCo, Inc.                  COM              713448108     2934    54400 SH       Other                   54400
Pfizer Inc.                    COM              717081103  1038718 37661990 SH       Sole                 34912090    47700  2702200
                                                             61898  2244300 SH       Other                 1681300   503900    59100
Pitney Bowes Inc.              COM              724479100   229143  5261600 SH       Sole                  4909700     2000   349900
                                                             15208   349200 SH       Other                  242100    98500     8600
Safeway Inc.                   COM              786514208   388693 17206400 SH       Sole                 15982200    23400  1200800
                                                             25461  1127100 SH       Other                  898600   201600    26900
Tenet Healthcare Corporation   COM              88033G100   606975 49589500 SH       Sole                 45732400    68300  3788800
                                                             36689  2997500 SH       Other                 2317400   600400    79700
The Coca-Cola Company          COM              191216100   422973 10131100 SH       Sole                  9344100    13000   774000
                                                             28590   684800 SH       Other                  455200   215800    13800
The Interpublic Group of Compa COM              460690100   287393 23595505 SH       Sole                 21795305    27700  1772500
                                                             20756  1704100 SH       Other                 1284600   380200    39300
The Kroger Co.                 COM              501044101   586138 30800740 SH       Sole                 27866040    51300  2883400
                                                             33253  1747400 SH       Other                 1244700   466000    36700
Time Warner Inc.               COM              887317105   232324 13903314 SH       Sole                 12614214    24600  1264500
                                                             14155   847100 SH       Other                  584100   247400    15600
Tyco International Ltd.        COM              902124106   627559 21491735 SH       Sole                 19874935    28000  1588800
                                                             42772  1464800 SH       Other                 1186000   245600    33200
United Technologies Corporatio COM              913017109     1541    30000 SH       Other                            30000
Wal-Mart Stores, Inc.          COM              931142103   481499  9989600 SH       Sole                  9046700    12000   930900
                                                             27156   563400 SH       Other                  416100   135200    12100
Wyeth                          COM              983024100   433824  9748861 SH       Sole                  8970661    13000   765200
                                                             22949   515700 SH       Other                  393800   108100    13800